Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Consumer Staples Portfolio
March 31, 2025
VCSP-NPRT1-0525
1.856925.117
Common Stocks - 99.4%
	Shares	Value ($)
UNITED KINGDOM - 3.5%
Consumer Staples - 3.5%
Beverages - 2.1%
Diageo PLC	184,116	4,811,438
Food Products - 0.4%
Nomad Foods Ltd	60,441	1,187,666
Tobacco - 1.0%
British American Tobacco PLC ADR	53,400	2,209,158
TOTAL UNITED KINGDOM		8,208,262
UNITED STATES - 95.9%
Consumer Staples - 95.9%
Beverages - 38.3%
Boston Beer Co Inc/The Class A (a)(b)	28,150	6,723,346
Brown-Forman Corp Class B (a)	30,100	1,021,594
Celsius Holdings Inc (b)	11,400	406,067
Coca-Cola Co/The	455,138	32,596,984
Constellation Brands Inc Class A	64,916	11,913,384
Keurig Dr Pepper Inc	706,873	24,189,194
Monster Beverage Corp (b)	88,078	5,154,325
PepsiCo Inc	40,902	6,132,846
		88,137,740
Consumer Staples Distribution & Retail - 16.5%
Albertsons Cos Inc Class A	210,700	4,633,293
Costco Wholesale Corp	6,900	6,525,882
Grocery Outlet Holding Corp (b)	61,200	855,576
Performance Food Group Co (b)	13,800	1,085,094
Target Corp	77,513	8,089,257
Walmart Inc	191,827	16,840,492
		38,029,594
Food Products - 17.5%
Archer-Daniels-Midland Co	81,600	3,917,616
Bunge Global SA	76,607	5,854,307
Conagra Brands Inc	28,300	754,761
Darling Ingredients Inc (b)	18,400	574,816
Freshpet Inc (b)	19,300	1,605,181
JM Smucker Co	77,900	9,224,139
Kraft Heinz Co/The	74,900	2,279,207
Lamb Weston Holdings Inc	75,152	4,005,602
Mondelez International Inc	112,261	7,616,909
Simply Good Foods Co/The (b)	10,500	362,145
TreeHouse Foods Inc (b)	146,816	3,977,245
		40,171,928
Household Products - 17.2%
Clorox Co/The	4,600	677,350
Energizer Holdings Inc	304,987	9,125,211
Procter & Gamble Co/The	167,775	28,592,216
Reynolds Consumer Products Inc	49,400	1,178,684
		39,573,461
Personal Care Products - 5.7%
Estee Lauder Cos Inc/The Class A	135,045	8,912,970
Kenvue Inc	175,286	4,203,358
		13,116,328
Tobacco - 0.7%
JUUL Labs Inc Class A (b)(c)(d)	746,394	798,642
Philip Morris International Inc	5,343	848,094
		1,646,736
TOTAL UNITED STATES		220,675,787
TOTAL COMMON STOCKS (Cost $183,644,054)		228,884,049

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	737,198	737,345
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	375,782	375,820
TOTAL MONEY MARKET FUNDS (Cost $1,113,165)			1,113,165

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $184,757,219)	229,997,214
NET OTHER ASSETS (LIABILITIES) - 0.1%	184,193
NET ASSETS - 100.0%	230,181,407

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $798,642 or 0.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs Inc Class A	2/23/24	757,568

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	6,781,420	6,044,075	3,974	-	-	737,345	737,198	0.0%
Fidelity Securities Lending Cash Central Fund	1,952,345	11,939,505	13,516,030	1,171	-	-	375,820	375,782	0.0%
Total	1,952,345	18,720,925	19,560,105	5,145	-	-	1,113,165

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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